FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 82,578,288	$ 230,158,259	$ 230,091,362
Cash [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	913	598	82
U.S. Treasury Securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 82,577,375	$ 230,157,661	$ 230,091,280